Stock-based compensation - Fair value assumptions (Details)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Fair value assumptions
Expected term (in years)	6 years 1 month 2 days	6 years 26 days
Minimum Risk-free interest rate (as a percent)	1.98%	1.40%
Maximum Risk-free interest rate (as a percent)	2.26%	1.60%
Minimum Expected volatility (as a percent)	81.10%	78.10%
Maximum Expected volatility (as a percent)	81.80%	78.60%